Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans	$ 55	$ 71
Net gain (loss) on sale of impaired and written-off loans	3	(10)
Allowances for credit losses	2,998	2,958
Carrying value of renegotiated loans	91	37
Renegotiated loans written off	16	21
Real estate properties held for sale	$ 13	11
Base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
ScenarioWeight	100.00%
Adverse Scenario [member]
Disclosure of detailed information about financial instruments [line items]
ScenarioWeight	100.00%
12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of renegotiated loans	$ 13	29
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,617	2,564
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses off balance sheet	381	394
Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Real estate properties held for sale received on foreclosed impaired loan	24	27
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,441	2,447
Modelled allowance account for credit losses of financial assets based on assumptions	1,900	1,725
Related to performing loans, assuming 100% adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,441	2,447
Modelled allowance account for credit losses of financial assets based on assumptions	3,250	3,825
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,441	2,447
Modelled allowance account for credit losses of financial assets based on assumptions	$ 1,850	$ 1,775
Expected credit loss period	12 months